Supplement dated March 12, 2012 to the Wilmington Managed Allocation Fund – Moderate Growth II (the “Fund”) (formerly, the MTB Managed Allocation Fund – Moderate Growth II) Prospectus dated April 30, 2011 (the “Prospectus”)

Effective March 12, 2012, the information in the Prospectus will be amended, supplemented, or replaced as follows:

1. Benchmark Changes

The following amends and replaces information on page 3 of the Prospectus, under the section entitled “Performance Information.”

The bar chart and table immediately following show the variability of the Fund’s returns and are meant to provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and by showing how the Fund’s average annual returns for 1 and 5 years and for the life of the Fund compare with those of broad measures of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The performance reflected in the bar chart for the Fund does not reflect any insurance company separate account charges or recurring shareholder account fees, which, if reflected, would lower returns. The table shows returns for the Fund’s primary broad-based market indices, the Russell 3000 Index and the Barclays Capital U.S. Aggregate Bond Index (“BCAB”), which is used to show how the Fund’s performance compares with the returns of an index of funds or securities with similar investment goals. The Fund also compares its performance to the Moderate Blended Index constructed by the Advisor. Unlike the Fund’s returns, the index returns do not reflect a deduction for fees, expenses or taxes.

The following amends and replaces information on page 4 of the Prospectus, under the section entitled “Average Annual Total Returns.”

Average Annual Total Returns

(For the periods ended December 31, 2010)

	1 Year	5 Years	Life of Fund (since June 17, 2002)
Return Before Taxes	10.55%	3.06%	4.02%
Russell 3000 Index (reflects no deduction for fees, expenses or taxes)	16.93%	4.61%	5.83%
BCAB (reflects no deduction for fees, expenses or taxes)	6.54%	5.80%	5.40%
Moderate Blended Index (reflects no deductions for fees, expenses or taxes)*	10.31%	4.23%	5.01%
S&P 500 (reflects no deductions for fees, expenses or taxes) **	15.06%	2.29%	4.34%

* Effective March 12, 2012, the Fund replaced the Blended Benchmark with the Moderate Blended Index as a secondary benchmark for the Fund, because the Moderate Blended Index is the more appropriate benchmark for the Fund. The Moderate Blended Index is calculated by the investment advisor and represents the weighted returns of the following indices: 27% Russell 3000 Index; 20% Barclays Capital U.S. Aggregate Bond Index; 18% MSCI All Country World ex-US Investable Market Index; 7.5% HFRX Absolute Index; 7.5% HFRX Global Index; 7% Barclays Capital Global Aggregate ex-US (unhedged) Index; 5% Barclays Capital World Government Inflation-Linked Bond Index (hedged USD); 3.5% S&P Global Developed Property Index; 1.5% Dow Jones-UBS Commodity Index; and 3% Citigroup 3-Month T-Bill.

** Effective March 12, 2012, the Fund replaced the S&P 500 Index with the Russell 3000 Index as the primary benchmark for the Fund, because the Russell 3000 Index is the more appropriate benchmark for the Fund.